UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim S&P 500 Index(R) Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

-------------------------------------------------------------------------------- ---- ------------------
ASSETS:
     Investments in securities, market value  (1)                                  $        650,069,009
     Cash                                                                                       103,523
     Collateral for securities loaned                                                        20,797,106
     Dividends receivable                                                                       777,972
     Subscriptions receivable                                                                 1,307,561
                                                                                      ------------------

       Total assets                                                                         673,055,171
                                                                                      ------------------

LIABILITIES:
     Due to investment adviser                                                                  325,007
     Payable upon return of securities loaned                                                20,797,106
     Redemptions payable                                                                        472,887
     Variation margin on futures contracts                                                       13,745
                                                                                      ------------------

       Total liabilities                                                                     21,608,745
                                                                                      ------------------

NET ASSETS                                                                         $        651,446,426
                                                                                      ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $          5,628,576
     Additional paid-in capital                                                             563,553,435
     Net unrealized appreciation on investments and futures contracts                        77,528,564
     Undistributed net investment income                                                        273,024
     Accumulated net realized gain on investments and futures contracts                       4,462,827
                                                                                      ------------------

NET ASSETS                                                                         $        651,446,426
                                                                                      ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $              11.57
                                                                                      ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                             200,000,000
     Outstanding                                                                             56,285,757

(1)  Cost of investments in securities:                                            $        572,536,012

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
-------------------------------------------------------------------------------- ---- ------------------

INVESTMENT INCOME:
     Interest                                                                      $             70,535
     Income from securities lending                                                              14,186
     Dividends                                                                                5,859,233
                                                                                      ------------------

       Total income                                                                           5,943,954
                                                                                      ------------------

EXPENSES:
     Management fees                                                                          1,940,509
                                                                                      ------------------

NET INVESTMENT INCOME                                                                         4,003,445
                                                                                      ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                         2,586,868
     Net realized loss on futures contracts                                                    (98,372)
     Change in net unrealized appreciation on investments                                  (13,734,228)
     Change in net unrealized depreciation on futures contracts                                (46,933)
                                                                                      ------------------

     Net realized and unrealized loss on investments and futures contracts                 (11,292,665)
                                                                                      ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $        (7,289,220)
                                                                                      ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------- ---- --------------
                                                                                 2005                2004
                                                                             --------------      --------------
                                                                               UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                $      4,003,445    $      8,939,136
     Net realized gain on investments                                            2,586,868           5,968,722
     Net realized gain (loss) on futures contracts                                (98,372)             355,334
     Change in net unrealized appreciation on investments                     (13,734,228)          50,786,705
     Change in net unrealized appreciation (depreciation) on futures
     contracts                                                                    (46,933)           (120,425)
                                                                             --------------      --------------

     Net increase (decrease) in net assets resulting from operations           (7,289,220)          65,929,472
                                                                             --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                (3,730,421)         (8,901,056)
     From net realized gains                                                                       (5,068,712)
                                                                             --------------      --------------

     Total distributions                                                       (3,730,421)        (13,969,768)
                                                                             --------------      --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                         126,234,879         288,786,778
     Reinvestment of distributions                                               3,730,421          13,969,768
     Amount from shares issued in connection with fund acquisition                                   8,419,915
     Redemptions of shares                                                   (138,823,967)       (307,678,728)
                                                                             --------------      --------------

     Net increase (decrease) in net assets resulting from share
     transactions                                                              (8,858,667)           3,497,733
                                                                             --------------      --------------

     Total increase (decrease) in net assets                                  (19,878,308)          55,457,437

NET ASSETS:
     Beginning of period                                                       671,324,734         615,867,297
                                                                             --------------      --------------

     End of period  (1)                                                   $    651,446,426    $    671,324,734
                                                                             ==============      ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                       10,934,758          26,362,039
     Issued in reinvestment of distributions                                       322,422           1,224,103
     Shares issued in connection with fund acquisition                                                 760,607
     Redeemed                                                                 (12,022,207)        (27,757,812)
                                                                             --------------      --------------

     Net increase (decrease)                                                     (765,027)             588,937
                                                                             ==============      ==============

(1) Including undistributed net investment income                         $        273,024    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------- -- ----------------- -- ----------------- -- --------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                                Year Ended        Period Ended
                                                                        Six Months Ended       December 31,       December 31,
                                                                                             -----------------    --------------
                                                                         June 30, 2005             2004              2003 +
                                                                        -----------------    -----------------    --------------
                                                                           UNAUDITED

Net Asset Value, Beginning of Period                                 $             11.77  $             10.91  $          10.00

Income from Investment Operations

Net investment income                                                               0.07                 0.16              0.03
Net realized and unrealized gain (loss)                                           (0.20)                 0.95              0.92
                                                                        -----------------    -----------------    --------------

Total Income (Loss) From Investment Operations                                    (0.13)                 1.11              0.95
                                                                        -----------------    -----------------    --------------

Less Distributions

From net investment income                                                        (0.07)               (0.16)            (0.03)
From net realized gains                                                                                (0.09)            (0.01)
                                                                        -----------------    -----------------    --------------

Total Distributions                                                               (0.07)               (0.25)            (0.04)
                                                                        -----------------    -----------------    --------------

Net Asset Value, End of Period                                       $             11.57  $             11.77  $          10.91
                                                                        =================    =================    ==============


Total Return                                                                     (1.13%)  o            10.24%             9.46%  o

Net Assets, End of Period ($000)                                     $           651,446  $           671,325  $        615,867

Ratio of Expenses to Average Net Assets                                            0.60%  *             0.60%             0.60%  *

Ratio of Net Investment Income to Average Net Assets                               1.24%  *             1.43%             1.20%  *

Portfolio Turnover Rate                                                            2.33%  o             9.31%             4.17%  o


 + The portfolio commenced operations on September 8, 2003.

      Based on operations for the period shown and, accordingly, are not representative of o a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim S&P 500 Index (R) Portfolio
Schedule of Investments
June 30, 2005
Unaudited

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

COMMON STOCK

AEROSPACE & DEFENSE --- 2.25%
     49,218 Boeing Co                                                  3,248,388
     11,977 General Dynamics Corp                                      1,311,961
      7,152 Goodrich Corp                                                292,946
     50,768 Honeywell International Inc                                1,859,632
      7,100 L-3 Communications Holdings Inc                              543,718
     24,028 Lockheed Martin Corp                                       1,558,696
     21,358 Northrop Grumman Corp                                      1,180,030
     26,903 Raytheon Co                                                1,052,445
     10,592 Rockwell Collins                                             505,027
     60,992 United Technologies Corp                                   3,131,939
                                                                     $14,684,782

AGRICULTURE --- .28%
     37,074 Archer-Daniels-Midland Co                                    792,642
     15,949 Monsanto Co                                                1,002,714
                                                                      $1,795,356

AIR FREIGHT --- .95%
     18,012 FedEx Corp                                                 1,459,152
      3,792 Ryder System Inc                                             138,787
     66,315 United Parcel Service Inc Class B                          4,586,345
                                                                      $6,184,284

AIRLINES --- .10%
      8,542 Delta Air Lines Inc ^^*                                       32,118
     43,882 Southwest Airlines Co ^^                                     611,276
                                                                        $643,394

AUTO PARTS & EQUIPMENT --- .19%
      3,786 Cooper Tire & Rubber Co                                       70,306
      8,923 Dana Corp                                                    133,934
     33,362 Delphi Corp                                                  155,133
     10,466 Goodyear Tire & Rubber Co ^^*                                155,943
     11,456 Johnson Controls Inc                                         645,316
      7,575 Visteon Corp                                                  45,677
                                                                      $1,206,309

AUTOMOBILES --- .35%
    109,524 Ford Motor Co                                              1,121,526
     33,603 General Motors Corp ^^                                     1,142,502
                                                                      $2,264,028

BANKS --- 5.82%
     20,993 AmSouth Bancorp                                              545,818
     32,563 BB&T Corp                                                  1,301,543
    239,396 Bank of America Corp (1)                                  10,918,852
     10,021 Comerica Inc                                                 579,214
      7,400 Compass Bancshares Inc                                       333,000
     31,033 Fifth Third Bancorp                                        1,278,870
      7,410 First Horizon National Corp                                  312,702
     13,804 Huntington Bancshares Inc                                    333,229
     24,246 KeyCorp                                                      803,755
      5,800 M&T Bank Corp                                                609,928
     12,649 Marshall & Ilsley Corp ^^                                    562,248
     35,349 National City Corp                                         1,206,108
     28,395 North Fork Bancorp Inc                                       797,616
     16,927 PNC Financial Services Group                                 921,844
     27,589 Regions Financial Corp                                       934,715
     20,288 SunTrust Banks Inc                                         1,465,605
     18,528 Synovus Financial Corp                                       531,198
    109,114 US Bancorp                                                 3,186,129
     93,892 Wachovia Corp                                              4,657,043
    100,489 Wells Fargo & Co                                           6,188,113
      5,350 Zions Bancorp                                                393,386
                                                                     $37,860,916

BIOTECHNOLOGY --- 1.26%
     73,692 Amgen Inc*                                                 4,455,418
     11,665 Applera Corp - Applied Biosystems Group                      229,451
     20,518 Biogen Idec Inc*                                             706,845
      8,765 Chiron Corp*                                                 305,811
     15,066 Genzyme Corp*                                                905,316
     26,900 Gilead Sciences Inc*                                       1,183,331
     14,702 MedImmune Inc*                                               392,837
                                                                      $8,179,009

BROADCAST/MEDIA --- .84%
     30,352 Clear Channel Communications Inc                             938,787
    131,261 Comcast Corp*                                              4,029,713
     17,229 Univision Communications Inc Class A ^^*                     474,659
                                                                      $5,443,159

BUILDING MATERIALS --- .26%
     10,613 American Standard Cos Inc                                    444,897
     25,801 Masco Corp ^^                                                819,440
      6,135 Vulcan Materials Co                                          398,714
                                                                      $1,663,051

CHEMICALS --- 1.46%
     13,699 Air Products & Chemicals Inc                                 826,050
     57,258 Dow Chemical Co                                            2,549,699
     59,352 EI du Pont de Nemours & Co                                 2,552,730
      4,811 Eastman Chemical Co                                          265,327
     13,025 Ecolab Inc                                                   421,489
      7,105 Engelhard Corp                                               202,848
      3,111 Great Lakes Chemical Corp                                     97,903
      6,701 Hercules Inc*                                                 94,819
      5,223 International Flavors & Fragrances Inc                       189,177
     10,281 PPG Industries Inc                                           645,236
     19,218 Praxair Inc                                                  895,559
     11,462 Rohm & Haas Co                                               531,149
      4,082 Sigma-Aldrich Corp                                           228,755
                                                                      $9,500,741

COMMUNICATIONS - EQUIPMENT --- 2.60%
      6,867 ADC Telecommunications Inc*                                  149,495
      9,610 Andrew Corp*                                                 122,624
     28,372 Avaya Inc*                                                   236,055
     34,317 CIENA Corp*                                                   71,723
    380,443 Cisco Systems Inc*                                         7,270,266
     11,892 Comverse Technology Inc*                                     281,246
     86,256 Corning Inc*                                               1,433,575
     86,146 JDS Uniphase Corp ^^*                                        130,942
    263,728 Lucent Technologies Inc ^^*                                  767,448
    145,972 Motorola Inc                                               2,665,449
     97,242 QUALCOMM Inc                                               3,209,958
      9,079 Scientific-Atlanta Inc                                       302,058
     26,664 Tellabs Inc*                                                 231,977
                                                                     $16,872,816

COMPUTER HARDWARE & SYSTEMS --- 3.55%
     49,008 Apple Computer Inc*                                        1,803,984
    144,095 Dell Inc*                                                  5,693,193
    143,007 EMC Corp*                                                  1,960,626
     17,640 Gateway Inc*                                                  58,212
    171,820 Hewlett-Packard Co                                         4,039,488
     96,090 International Business Machines Corp                       7,129,878
      7,581 Lexmark International Group Inc Class A*                     491,476
     11,076 NCR Corp*                                                    388,989
     21,751 Network Appliance Inc*                                       614,901
      5,383 QLogic Corp*                                                 166,173
    202,759 Sun Microsystems Inc*                                        756,291
                                                                     $23,103,211

COMPUTER SOFTWARE & SERVICES --- 5.69%
     29,098 Adobe Systems Inc ^^                                         832,785
      7,550 Affiliated Computer Services Inc Class A ^^*                 385,805
     13,610 Autodesk Inc                                                 467,776
     34,677 Automatic Data Processing Inc                              1,455,394
     13,149 BMC Software Inc*                                            236,025
     10,015 Citrix Systems Inc ^^*                                       216,925
     31,663 Computer Associates International Inc                        870,099
     11,004 Computer Sciences Corp*                                      480,875
     23,042 Compuware Corp*                                              165,672
      8,433 Convergys Corp*                                              119,917
     18,284 Electronic Arts Inc*                                       1,035,057
     30,826 Electronic Data Systems Corp                                 593,401
     46,323 First Data Corp                                            1,859,405
     11,411 Fiserv Inc*                                                  490,102
     11,051 Intuit Inc*                                                  498,511
      5,127 Mercury Interactive Corp*                                    196,672
    598,124 Microsoft Corp (1)                                        14,857,400
     22,594 Novell Inc ^^*                                               140,083
    263,136 Oracle Corp*                                               3,473,395
     16,083 Parametric Technology Corp*                                  102,610
     21,158 Paychex Inc                                                  688,481
      7,738 Sabre Holdings Corp                                          154,373
     30,662 Siebel Systems Inc                                           272,892
     17,271 SunGard Data Systems Inc*                                    607,421
     42,284 Symantec Corp*                                               919,254
     20,090 Unisys Corp*                                                 127,170
     25,430 VERITAS Software Corp*                                       620,492
     78,114 Yahoo! Inc*                                                2,706,650
     72,342 eBay Inc*                                                  2,388,009
                                                                     $36,962,651

CONGLOMERATES --- 4.51%
     45,835 3M Co                                                      3,313,871
    631,441 General Electric Co (1)                                   21,879,431
      8,029 Textron Inc                                                  609,000
    120,238 Tyco International Ltd                                     3,510,950
                                                                     $29,313,252

CONTAINERS --- .17%
      6,532 Ball Corp                                                    234,891
      6,386 Bemis Co Inc                                                 169,484
      8,845 Pactiv Corp*                                                 190,875
      4,965 Sealed Air Corp ^^*                                          247,207
      7,402 Temple-Inland Inc                                            274,984
                                                                      $1,117,441

COSMETICS & PERSONAL CARE --- .66%
      5,046 Alberto-Culver Co Class B                                    218,643
     28,130 Avon Products Inc                                          1,064,721
     59,438 Gillette Co                                                3,009,346
                                                                      $4,292,710

DISTRIBUTORS --- .32%
     10,407 Genuine Parts Co                                             427,624
     37,708 SYSCO Corp                                                 1,364,653
      5,007 WW Grainger Inc                                              274,334
                                                                      $2,066,611

ELECTRIC COMPANIES --- 2.34%
      9,660 Allegheny Energy Inc ^^*                                     243,625
     12,075 Ameren Corp ^^                                               667,748
     22,865 American Electric Power Co Inc                               843,033
     17,269 CenterPoint Energy Inc ^^                                    228,123
     11,838 Cinergy Corp                                                 530,579
     14,432 Consolidated Edison Inc                                      675,995
     10,418 DTE Energy Co ^^                                             487,250
     19,414 Edison International                                         787,238
     12,607 Entergy Corp                                                 952,459
     39,840 Exelon Corp                                                2,044,987
     23,372 FPL Group Inc ^^                                             983,026
     19,661 FirstEnergy Corp                                             945,891
     22,039 PG&E Corp ^^                                                 827,344
     11,326 PPL Corp                                                     672,538
      5,807 Pinnacle West Capital Corp                                   258,121
     14,768 Progress Energy Inc                                          668,104
     44,280 Southern Co                                                1,535,188
     12,309 TECO Energy Inc                                              232,763
     14,331 TXU Corp                                                   1,190,763
     23,890 Xcel Energy Inc ^^                                           466,333
                                                                     $15,241,108

ELECTRONIC INSTRUMENT & EQUIP --- .69%
     25,669 Agilent Technologies Inc*                                    590,900
     10,702 American Power Conversion Corp                               252,460
      5,565 Cooper Industries Inc                                        355,604
     24,802 Emerson Electric Co                                        1,553,349
     10,945 Jabil Circuit Inc*                                           336,340
      9,971 Molex Inc ^^                                                 259,645
     10,390 Rockwell Automation Inc                                      506,097
     31,273 Sanmina - SCI Corp*                                          171,063
     57,819 Solectron Corp*                                              219,134
     14,421 Symbol Technologies Inc                                      142,335
      5,214 Tektronix Inc                                                121,330
                                                                      $4,508,257

ELECTRONICS - SEMICONDUCTOR --- 3.23%
     23,466 Advanced Micro Devices Inc ^^*                               406,900
     22,107 Altera Corp*                                                 438,161
     22,055 Analog Devices Inc                                           822,872
     97,835 Applied Materials Inc                                      1,582,970
     18,161 Applied Micro Circuits Corp*                                  46,492
     17,405 Broadcom Corp Class A*                                       618,052
     23,821 Freescale Semiconductor Inc*                                 504,529
    367,477 Intel Corp (1)                                             9,576,451
     11,769 KLA-Tencor Corp                                              514,305
     23,041 LSI Logic Corp*                                              195,618
     18,158 Linear Technology Corp                                       666,217
     19,500 Maxim Integrated Products Inc ^^                             745,095
     36,517 Micron Technology Inc*                                       372,839
     10,065 NVIDIA Corp ^^*                                              268,937
     20,762 National Semiconductor Corp ^^                               457,387
      8,222 Novellus Systems Inc ^^                                      203,166
     10,733 PMC-Sierra Inc ^^*                                           100,139
     11,617 Teradyne Inc ^^*                                             139,055
     98,905 Texas Instruments Inc                                      2,776,263
     20,847 Xilinx Inc                                                   531,599
                                                                     $20,967,047

ENGINEERING & CONSTRUCTION --- .05%
      5,192 Fluor Corp                                                   299,007
                                                                        $299,007

FINANCIAL SERVICES --- 6.23%
     46,283 Bank of New York Co Inc                                    1,332,025
     12,500 CIT Group Inc                                                537,125
    309,733 Citigroup Inc (1)                                         14,318,957
     34,960 Countrywide Credit Industries Inc                          1,349,806
     57,658 Fannie Mae (nonvtg)                                        3,367,227
      5,583 Federated Investors Inc Class B                              167,546
     11,823 Franklin Resources Inc                                       910,135
     41,094 Freddie Mac
     2,680,562
     16,810 Golden West Financial Corp                                 1,082,228
    209,474 JPMorgan Chase & Co                                        7,398,622
     13,477 Janus Capital Group Inc                                      202,694
      5,619 MGIC Investment Corp                                         366,471
     25,124 Mellon Financial Corp                                        720,808
     16,462 Moody's Corp                                                 740,132
     12,101 Northern Trust Corp                                          551,685
     17,440 Principal Financial Group                                    730,736
     21,700 Sovereign Bancorp Inc                                        484,778
     19,719 State Street Corp                                            951,442
      7,342 T Rowe Price Group Inc                                       459,609
     52,232 Washington Mutual Inc                                      2,125,320
                                                                     $40,477,908

FOOD & BEVERAGES --- 3.28%
     46,243 Anheuser-Busch Co Inc                                      2,115,617
      5,340 Brown-Forman Corp                                            322,856
     19,277 Campbell Soup Co                                             593,153
    134,714 Coca-Cola Co                                               5,624,310
     20,982 Coca-Cola Enterprises Inc                                    461,814
     30,795 ConAgra Foods Inc                                            713,212
     22,002 General Mills Inc                                          1,029,474
     20,800 HJ Heinz Co                                                  736,736
     12,998 Hershey Foods Corp                                           807,176
     20,800 Kellogg Co                                                   924,352
      8,062 McCormick & Co Inc (nonvtg)                                  263,466
      4,721 Molson Coors Brewing Co Class B ^^                           292,702
     11,592 Pepsi Bottling Group Inc                                     331,647
     99,708 PepsiCo Inc                                                5,377,252
     46,792 Sara Lee Corp                                                926,950
     11,687 Wm Wrigley Jr Co                                             804,533
                                                                     $21,325,250

GOLD, METALS & MINING --- .63%
     51,925 Alcoa Inc                                                  1,356,800
      5,288 Allegheny Technologies Inc                                   116,653
     10,728 Freeport-McMoRan Copper & Gold Inc ^^                       401,656
     26,540 Newmont Mining Corp                                        1,035,856
      9,540 Nucor Corp                                                   435,215
      5,798 Phelps Dodge Corp                                            536,315
      6,789 United States Steel Corp ^^                                  233,338
                                                                      $4,115,833

HEALTH CARE RELATED --- 2.77%
     17,328 Aetna Inc                                                  1,435,105
      6,312 AmericsourceBergen Corp                                      436,475
      7,823 CIGNA Corp                                                   837,296
     25,536 Cardinal Health Inc                                        1,470,363
     27,050 Caremark Rx Inc*                                           1,204,266
      8,790 Express Scripts Inc Class A*                                 439,324
     24,920 HCA Inc                                                    1,412,216
     14,682 Health Management Associates Inc Class A ^^                  384,375
      9,621 Humana Inc*                                                  382,339
     13,428 IMS Health Inc                                               332,612
      8,000 Laboratory Corp of America Holdings*                         399,200
      5,091 Manor Care Inc                                               202,265
     17,602 McKesson HBOC Inc                                            788,394
     16,507 Medco Health Solutions Inc*                                  880,814
     10,828 Quest Diagnostics Inc                                        576,808
     27,810 Tenet Healthcare Corp ^^*                                    340,394
     75,340 UnitedHealth Group Inc                                     3,928,228
     36,460 WellPoint Inc*                                             2,539,074
                                                                     $17,989,548
HOMEBUILDING --- .23%
      7,600 Centex Corp                                                  537,092
      4,980 KB Home                                                      379,625
      7,116 Pulte Corp                                                   599,523
                                                                      $1,516,240

HOTELS/MOTELS --- .59%
     31,410 Carnival Corp                                              1,713,416
     22,737 Hilton Hotels Corp                                           542,277
     11,787 Marriott International Inc Class A                           804,109
     12,858 Starwood Hotels & Resorts Worldwide Inc                      753,093
                                                                      $3,812,895

HOUSEHOLD GOODS --- 2.18%
      4,767 Black & Decker Corp                                          428,315
      9,221 Clorox Co                                                    513,794
     31,109 Colgate-Palmolive Co                                       1,552,650
      8,705 Fortune Brands Inc                                           773,004
     28,526 Kimberly-Clark Corp                                        1,785,442
     11,243 Leggett & Platt Inc                                          298,839
      4,671 Maytag Corp ^^                                                73,148
     16,338 Newell Rubbermaid Inc                                        389,498
    147,302 Procter & Gamble Co                                        7,770,181
      3,457 Snap-on Inc                                                  118,575
      4,513 Stanley Works                                                205,522
      4,050 Whirlpool Corp                                               283,946
                                                                     $14,192,914

INSURANCE RELATED --- 4.38%
     17,114 ACE Ltd                                                      767,563
     29,828 AFLAC Inc                                                  1,290,956
     39,752 Allstate Corp                                              2,375,182
      6,424 Ambac Financial Group Inc                                    448,138
    154,447 American International Group Inc (1)                       8,973,371
     18,915 Aon Corp ^^                                                  473,632
     11,612 Chubb Corp                                                   994,103
      9,950 Cincinnati Financial Corp                                    393,622
     17,657 Hartford Financial Services Group Inc                      1,320,390
      8,134 Jefferson-Pilot Corp                                         410,116
     10,329 Lincoln National Corp                                        484,637
      9,496 Loews Corp                                                   735,940
      8,104 MBIA Inc                                                     480,648
     31,704 Marsh & McLennan Cos Inc                                     878,201
     43,658 MetLife Inc                                                1,961,991
     11,874 Progressive Corp                                           1,173,270
     31,053 Prudential Financial Inc                                   2,038,940
      7,556 SAFECO Corp                                                  410,593
     40,069 St Paul Travelers Co Inc                                   1,583,928
      6,171 Torchmark Corp                                               322,126
     17,692 UnumProvident Corp ^^                                        324,117
      8,396 XL Capital Ltd Class A                                       624,830
                                                                     $28,466,294

INVESTMENT BANK/BROKERAGE FIRM --- 1.53%
      6,825 Bear Stearns Co Inc                                          709,391
     67,771 Charles Schwab Corp                                          764,457
     21,900 E*TRADE Financial Corp*                                      306,381
     16,444 Lehman Brothers Holdings Inc                               1,632,560
     56,284 Merrill Lynch & Co Inc                                     3,096,183
     65,239 Morgan Stanley                                             3,423,090
                                                                      $9,932,062

LEISURE & ENTERTAINMENT --- 2.56%
      5,752 Brunswick Corp                                               249,177
     16,943 Harley-Davidson Inc                                          840,373
     10,799 Harrah's Entertainment Inc                                   778,284
      9,903 Hasbro Inc                                                   205,883
     20,455 International Game Technology ^^                             575,808
     24,481 Mattel Inc                                                   448,002
    171,700 News Corp                                                  2,778,106
    278,872 Time Warner Inc*                                           4,659,951
     95,976 Viacom Inc Class B                                         3,073,152
    121,510 Walt Disney Co                                             3,059,622
                                                                     $16,668,358

MACHINERY --- 1.38%
     20,408 Caterpillar Inc                                            1,945,086
      2,600 Cummins Inc                                                  193,986
     16,420 Danaher Corp                                                 859,423
     14,731 Deere & Co                                                   964,733
     12,121 Dover Corp                                                   440,962
      8,954 Eaton Corp                                                   536,345
      5,570 ITT Industries Inc                                           543,799
     16,239 Illinois Tool Works Inc                                    1,293,924
     10,095 Ingersoll-Rand Co                                            720,278
      3,891 Navistar International Corp*                                 124,512
     10,396 PACCAR Inc                                                   706,928
      7,396 Pall Corp                                                    224,543
      7,212 Parker-Hannifin Corp                                         447,216
                                                                      $9,001,735

MEDICAL PRODUCTS --- 2.21%
      3,232 Bausch & Lomb Inc                                            268,256
     36,962 Baxter International Inc                                   1,371,290
     15,087 Becton Dickinson & Co                                        791,615
     14,964 Biomet Inc                                                   518,353
     44,616 Boston Scientific Corp*                                    1,204,632
      6,248 CR Bard Inc                                                  415,554
      7,200 Fisher Scientific International Inc*                         467,280
     19,337 Guidant Corp                                               1,301,380
      9,388 Hospira Inc*                                                 366,132
     71,972 Medtronic Inc                                              3,727,430
      2,947 Millipore Corp ^^*                                           167,183
      7,669 PerkinElmer Inc                                              144,944
     21,588 St Jude Medical Inc*                                         941,453
     22,300 Stryker Corp                                               1,060,588
      9,529 Thermo Electron Corp*                                        256,044
      6,938 Waters Corp*                                                 257,885
     14,759 Zimmer Holdings Inc*                                       1,124,193
                                                                     $14,384,212

OFFICE EQUIPMENT & SUPPLIES --- .26%
      6,051 Avery Dennison Corp                                          320,461
     13,692 Pitney Bowes Inc                                             596,287
     56,986 Xerox Corp*                                                  785,837
                                                                      $1,702,585

OIL & GAS --- 8.81%
      5,148 Amerada Hess Corp                                            548,313
     14,061 Anadarko Petroleum Corp                                    1,155,111
     19,560 Apache Corp                                                1,263,576
      4,041 Ashland Inc                                                  290,427
      9,650 BJ Services Co                                               506,432
     20,177 Baker Hughes Inc                                           1,032,255
     23,006 Burlington Resources Inc                                   1,270,851
    124,898 Chevron Corp                                               6,984,296
     82,876 ConocoPhillips                                             4,764,541
     28,164 Devon Energy Corp                                          1,427,352
     14,252 EOG Resources                                                809,514
     38,357 El Paso Corp ^^                                              441,873
    379,036 Exxon Mobil Corp (1)                                      21,783,192
     30,072 Halliburton Co                                             1,438,043
      6,925 Kerr-McGee Corp                                              528,447
      6,497 Kinder Morgan Inc ^^                                         540,550
     20,750 Marathon Oil Corp                                          1,107,428
      8,912 Nabors Industries Ltd*                                       540,245
     10,200 National-Oilwell Inc*                                        484,908
      8,111 Noble Corp                                                   498,908
     23,772 Occidental Petroleum Corp                                  1,828,780
      6,424 Rowan Cos Inc                                                190,857
     35,080 Schlumberger Ltd                                           2,663,975
      4,112 Sunoco Inc                                                   467,452
     19,466 Transocean Inc*                                            1,050,580
     16,169 Unocal Corp                                                1,051,793
     15,300 Valero Energy Corp ^^                                      1,210,383
     33,907 Williams Cos Inc                                             644,233
     21,466 XTO Energy Inc                                               729,629
                                                                     $57,253,944

PAPER & FOREST PRODUCTS --- .43%
     15,437 Georgia-Pacific Corp                                         490,897
     29,226 International Paper Co                                       882,917
      6,557 Louisiana-Pacific Corp                                       161,171
     11,103 MeadWestvaco Corp                                            311,328
     14,588 Weyerhaeuser Co                                              928,526
                                                                      $2,774,839

PERSONAL LOANS --- 1.30%
     69,769 American Express Co                                        3,713,804
     15,049 Capital One Financial Corp                                 1,204,070
     75,459 MBNA Corp                                                  1,974,007
     17,452 Providian Financial Corp*                                    307,679
     25,019 SLM Corp                                                   1,270,965
                                                                      $8,470,525

PHARMACEUTICALS --- 7.12%
     92,281 Abbott Laboratories                                        4,522,692
      7,749 Allergan Inc ^^                                              660,525
    116,310 Bristol-Myers Squibb Co                                    2,905,424
     67,447 Eli Lilly & Co                                             3,757,472
     20,243 Forest Laboratories Inc*                                     786,441
    177,019 Johnson & Johnson (1)                                     11,506,235
     14,299 King Pharmaceuticals Inc*                                    148,996
    131,140 Merck & Co Inc                                             4,039,112
     15,950 Mylan Laboratories Inc                                       306,878
    442,596 Pfizer Inc (1)                                            12,206,798
     87,800 Schering-Plough Corp                                       1,673,468
      6,584 Watson Pharmaceuticals Inc*                                  194,623
     79,702 Wyeth                                                      3,546,739
                                                                     $46,255,403

PHOTOGRAPHY/IMAGING --- .07%
     17,031 Eastman Kodak Co                                             457,282
                                                                        $457,282

POLLUTION CONTROL --- .17%
     16,114 Allied Waste Industries Inc*                                 127,784
     33,839 Waste Management Inc                                         958,997
                                                                      $1,086,781

PRINTING & PUBLISHING --- .60%
      4,246 Dow Jones & Co Inc                                           150,521
     14,761 Gannett Co Inc                                             1,049,950
      4,437 Knight-Ridder Inc                                            272,166
     22,276 McGraw-Hill Cos Inc                                          985,713
      2,711 Meredith Corp                                                133,002
      8,629 New York Times Co                                            268,793
     12,718 RR Donnelley & Sons Co ^^                                    438,898
     17,679 Tribune Co                                                   621,947
                                                                      $3,920,990

RAILROADS --- .52%
     22,451 Burlington Northern Santa Fe Corp                          1,056,993
     12,849 CSX Corp                                                     548,138
     24,029 Norfolk Southern Corp                                        743,938
     15,645 Union Pacific Corp                                         1,013,796
                                                                      $3,362,865

REAL ESTATE --- .60%
      5,626 Apartment Investment & Management Co REIT                    230,216
     11,800 Archstone-Smith Trust REIT                                   455,716
     24,241 Equity Office Properties Trust REIT                          802,377
     17,081 Equity Residential REIT                                      628,922
     10,927 Plum Creek Timber Co Inc REIT                                396,650
     11,101 ProLogis Trust REIT                                          446,704
     13,047 Simon Property Group Inc REIT                                945,777
                                                                      $3,906,362

RESTAURANTS --- .74%
      8,643 Darden Restaurants Inc                                       285,046
     75,410 McDonald's Corp                                            2,092,628
     23,238 Starbucks Corp*                                            1,200,475
      6,817 Wendy's International Inc                                    324,830
     17,227 Yum! Brands Inc                                              897,182
                                                                      $4,800,161

RETAIL --- 6.28%
     21,915 Albertson's Inc ^^                                           453,202
     13,292 AutoNation Inc ^^*                                           272,752
      3,898 AutoZone Inc*                                                360,409
     17,611 Bed Bath & Beyond Inc*                                       735,788
     17,837 Best Buy Co Inc                                            1,222,726
      6,749 Big Lots Inc*                                                 89,357
     48,218 CVS Corp                                                   1,401,697
     11,315 Circuit City Stores Inc - CarMax Group                       195,636
     28,471 Costco Wholesale Corp                                      1,276,070
      4,205 Dillard's Inc ^^                                              98,481
     17,867 Dollar General Corp                                          363,772
      9,890 Family Dollar Stores Inc                                     258,129
     10,200 Federated Department Stores Inc ^^                           747,456
     45,077 Gap Inc                                                      890,271
    127,791 Home Depot Inc                                             4,971,070
     15,667 JC Penney Co Inc                                             823,771
     19,455 Kohl's Corp*                                               1,087,729
     43,295 Kroger Co*                                                   823,904
     22,631 Limited Brands Inc                                           484,756
     45,988 Lowe's Cos Inc                                             2,677,421
     17,794 May Department Stores Co                                     714,607
      7,288 Nordstrom Inc                                                495,365
     18,746 Office Depot Inc*                                            428,159
      4,177 OfficeMax Inc ^^                                             124,349
      9,247 RadioShack Corp                                              214,253
      8,116 SUPERVALU Inc                                                264,663
     26,600 Safeway Inc                                                  600,894
      6,136 Sears Holding Corp ^^*                                       919,602
      7,457 Sherwin-Williams Co                                          351,150
     43,824 Staples Inc                                                  934,328
     27,944 TJX Cos Inc                                                  680,436
     52,554 Target Corp                                                2,859,463
      8,503 Tiffany & Co                                                 278,558
     13,195 Toys R Us Inc*                                               349,404
    199,174 Wal-Mart Stores Inc (1)                                    9,600,187
     60,831 Walgreen Co                                                2,797,618
                                                                     $40,847,433

SHOES --- .20%
     13,619 NIKE Inc Class B                                           1,179,405
      3,326 Reebok International Ltd                                     139,127
                                                                      $1,318,532

SPECIALIZED SERVICES --- .77%
      9,753 Apollo Group Inc*                                            762,880
     62,542 Cendant Corp                                               1,399,065
      8,946 Cintas Corp                                                  345,316
      7,669 Equifax Inc                                                  273,860
      9,861 H&R Block Inc                                                575,389
     25,098 Interpublic Group of Cos Inc*                                305,694
      7,159 Monster Worldwide Inc*                                       205,320
     10,979 Omnicom Group Inc                                            876,783
      9,431 Robert Half International Inc                                235,492
                                                                      $4,979,799

TELEPHONE & TELECOMMUNICATIONS --- 3.18%
     19,458 ALLTEL Corp                                                1,211,844
     47,617 AT&T Corp                                                    906,628
    108,989 BellSouth Corp                                             2,895,838
      7,795 CenturyTel Inc                                               269,941
     20,213 Citizens Communications Co                                   271,663
     66,945 Nextel Communications Inc*                                 2,162,993
     99,468 Qwest Communications International Inc*                      369,026
    196,574 SBC Communications Inc                                     4,668,633
     88,016 Sprint Corp                                                2,208,321
    164,702 Verizon Communications                                     5,690,454
                                                                     $20,655,341

TEXTILES --- .24%
     22,400 Coach Inc*                                                   751,968
      7,162 Jones Apparel Group Inc                                      222,308
      6,432 Liz Claiborne Inc                                            255,736
      5,974 VF Corp                                                      341,832
                                                                      $1,571,844

TOBACCO --- 1.38%
    123,336 Altria Group Inc                                           7,974,906
      6,915 Reynolds American Inc ^^                                     544,902
      9,855 UST Inc ^^                                                   449,979
                                                                      $8,969,787

UTILITIES --- 1.12%
     38,796 AES Corp*                                                    635,478
     12,971 CMS Energy Corp ^^*                                          195,343
     31,998 Calpine Corp ^^*                                             108,793
     10,610 Constellation Energy Group                                   612,091
     20,242 Dominion Resources Inc                                     1,485,560
     55,155 Duke Energy Corp                                           1,639,758
     19,666 Dynegy Inc Class A ^^*                                        95,577
     10,253 KeySpan Corp                                                 417,297
      2,663 NICOR Inc ^^                                                 109,636
     16,156 NiSource Inc                                                 399,538
      2,265 Peoples Energy Corp ^^                                        98,437
     14,238 Public Service Enterprise Group Inc ^^                       865,955
     14,224 Sempra Energy                                                587,593
                                                                      $7,251,056

WHOLE LOAN --- .41%
     26,293 GSR Mortgage Loan Trust                                    2,682,412
                                                                      $2,682,412

TOTAL COMMON STOCK --- 99.73%                                       $648,320,330
(Cost $570,787,333)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

  1,007,000 Freddie Mac                                                1,007,000
               2.586%, July 1, 2005
    750,000 United States of America (1)                                 741,679
               3.128%, November 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- .27%                                 $1,748,679
(Cost $1,748,679)

TOTAL MAXIM S&P 500 INDEX(R) PORTFOLIO --- 100%                     $650,069,009
(Cost $572,536,012)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2005.
See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim S&P 500 Index(R) Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $15,066,522 and $24,056,422 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $572,993,352. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $102,284,138 and gross depreciation of securities in which there was an excess of tax cost over value of $25,208,481 resulting in net appreciation of $77,075,657.

5. FUTURES CONTRACTS

      As of June 30, 2005, the Portfolio had 11 open S&P 500 long futures contracts. The contracts expire in September 2005 and the Portfolio has recorded unrealized depreciation of $4,433.

6. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $20,734,377 and received collateral of $20,797,106 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

8. FUND ACQUISITION

      On June 25, 2004, the Portfolio acquired all the net assets of the Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Funds pursuant to a plan of reorganization approved by the shareholders of the Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Funds on June 1, 2004. The acquisition was accomplished by a tax-free exchange of 469,937 shares of the Portfolio (valued at $5,202,198) for the 493,104 shares of the Orchard S&P 500 Index(R) Fund outstanding on June 25, 2004; 155,887 shares of the Portfolio (valued at $1,725,671) for the 187,232 shares of the Orchard DJIA Index Fund outstanding on June 25, 2004; and 134,783 shares of the Portfolio (valued at $1,492,045) for the 749,453 shares of the Orchard NASDAQ-100 Index Fund outstanding on June 25, 2004 The Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Fund's net assets at that date ($5,202,198, $1,725,671, and $1,492,045, respectively), including $66,066, $26,484, and $31,029 of unrealized appreciation, respectively, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and the Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Funds immediately before the acquisition were $621,445,969, $5,202,198, $1,725,671, and $1,492,045, respectively.

      At the time of the merger, the Orchard S&P 500 Index(R) and Orchard DJIA Index Funds had capital loss carryovers available to offset future gains of the Portfolio. There carryovers are limited to $321,804 for each period ending December 31, 2005 through 2011 plus any unused carryovers from prior years.


                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005